Equity Investments	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Equity Investments
9.  EQUITY INVESTMENTS

The following table presents the activity in the Partnership’s equity investments for the years ended December 31, 2015 and 2014:

	Equity Investments
thousands	Fort Union (1)	White Cliffs (2)	Rendezvous (3)	Mont Belvieu JV (4)	TEG (5)	TEP (6)	FRP (7)	Total
Balance at December 31, 2013	$25,172	$35,039	$60,928	$122,480	$16,649	$197,731	$135,401	$593,400
Investment earnings (loss), net of amortization	6,344	11,912	1,729	29,029	650	6,108	2,064	57,836
Contributions	—	10,456	—	3,957	352	6,623	42,033	63,421
Capitalized interest	—	—	—	—	—	—	857	857
Distributions	(5,583)	(11,330)	(3,669)	(34,129)	(523)	(5,622)	(2,111)	(62,967)
Distributions in excess of cumulative earnings (8)	—	(1,762)	(2,652)	—	(338)	(6,047)	(7,256)	(18,055)
Balance at December 31, 2014	$25,933	$44,315	$56,336	$121,337	$16,790	$198,793	$170,988	$634,492
Investment earnings (loss), net of amortization	(3,200)	14,770	2,292	23,570	586	16,088	17,145	71,251
Contributions	—	8,512	—	(432)	—	1,880	1,482	11,442
Distributions	(5,611)	(14,188)	(4,233)	(24,248)	(803)	(16,340)	(16,631)	(82,054)
Distributions in excess of cumulative earnings (8)	—	(2,970)	(3,482)	(3,138)	(290)	(5,618)	(746)	(16,244)
Balance at December 31, 2015	$17,122	$50,439	$50,913	$117,089	$16,283	$194,803	$172,238	$618,887

(1)
The Partnership has a 14.81% interest in Fort Union, a joint venture that owns a gathering pipeline and treating facilities in the Powder River Basin. Anadarko is the construction manager and physical operator of the Fort Union facilities. Certain business decisions, including, but not limited to, decisions with respect to significant expenditures or contractual commitments, annual budgets, material financings, dispositions of assets or amending the owners’ firm gathering agreements, require 65% or unanimous approval of the owners.

(2)
The Partnership has a 10% interest in White Cliffs, a limited liability company that owns a crude oil pipeline that originates in Platteville, Colorado and terminates in Cushing, Oklahoma. The third-party majority owner is the manager of the White Cliffs operations. Certain business decisions, including, but not limited to, approval of annual budgets and decisions with respect to significant expenditures, contractual commitments, acquisitions, material financings, dispositions of assets or admitting new members, require more than 75% approval of the members.

(3)
The Partnership has a 22% interest in Rendezvous, a limited liability company that operates gas gathering facilities in Southwestern Wyoming. Certain business decisions, including, but not limited to, decisions with respect to significant expenditures or contractual commitments, annual budgets, material financings, dispositions of assets or amending the members’ gas servicing agreements, require unanimous approval of the members.

(4)
The Partnership has a 25% interest in the Mont Belvieu JV, an entity formed to design, construct, and own two fractionation trains located in Mont Belvieu, Texas. A third party is the operator of the Mont Belvieu JV fractionation trains. Certain business decisions, including, but not limited to, decisions with respect to the execution of contracts, settlements, disposition of assets, or the creation, appointment, or removal of officer positions require 50% or unanimous approval of the owners.

(5)
The Partnership has a 20% interest in TEG, an entity that consists of two NGL gathering systems that link natural gas processing plants to TEP. Enbridge Midcoast Energy, LP (“Enbridge”) is the operator of the two gathering systems. Certain business decisions, including, but not limited to, decisions with respect to the execution of contracts, settlements, disposition of assets, or the delegation, creation, appointment, or removal of officer positions require more than 50% approval of the members.

(6)
The Partnership has a 20% interest in TEP, which consists of an NGL pipeline that originates in Skellytown, Texas and extends to Mont Belvieu, Texas. Enterprise Products Operating LLC (“Enterprise”) is the operator of TEP. Certain business decisions, including, but not limited to, decisions with respect to the execution of contracts, settlements, disposition of assets, or the creation, appointment, or removal of officer positions require more than 50% approval of the members.

(7)
The Partnership has a 33.33% interest in the FRP, an NGL pipeline that extends from Weld County, Colorado to Skellytown, Texas. Enterprise is the operator of FRP. Certain business decisions, including, but not limited to, decisions with respect to the execution of contracts, settlements, disposition of assets, or the creation, appointment, or removal of officer positions require more than 50% approval of the members.

(8)	Distributions in excess of cumulative earnings, classified as investing cash flows in the consolidated statements of cash flows, is calculated on an individual investment basis.

9.  EQUITY INVESTMENTS (CONTINUED)

During the year ended December 31, 2015, an impairment loss was recognized by the managing partner of Fort Union. The Partnership’s 14.81% share of the impairment loss was $9.5 million recorded in Equity income, net in the consolidated statements of income.
The investment balance at December 31, 2015, includes $40.1 million for the purchase price allocated to the investment in Rendezvous in excess of the historic cost basis of Western Gas Resources, Inc. (“WGRI”), the entity that previously owned the interest in Rendezvous, which Anadarko acquired in August 2006. This excess balance is attributable to the difference between the fair value and book value of such gathering and treating facilities (at the time WGRI was acquired by Anadarko) and is being amortized over the remaining estimated useful life of those facilities.
The investment balance in White Cliffs at December 31, 2015, is $8.1 million less than the Partnership’s underlying equity in White Cliffs’ net assets, primarily due to the Partnership recording the acquisition of its initial 0.4% interest in White Cliffs at Anadarko’s historic carrying value. This difference is being amortized to equity income, net over the remaining estimated useful life of the White Cliffs pipeline.
Management evaluates its equity investments for impairment whenever events or changes in circumstances indicate that the carrying value of such investments may have experienced a decline in value that is other than temporary. When evidence of loss in value has occurred, management compares the estimated fair value of the investment to the carrying value of the investment to determine whether the investment has been impaired. Management assesses the fair value of equity investments using commonly accepted techniques, and may use more than one method, including, but not limited to, recent third-party comparable sales and discounted cash flow models. If the estimated fair value is less than the carrying value, the excess of the carrying value over the estimated fair value is recognized as an impairment loss.
The following tables present the summarized combined financial information for the Partnership’s equity investments (amounts represent 100% of investee financial information):

	Year Ended December 31,
thousands	2015	2014	2013
Consolidated Statements of Income
Revenues	$668,797	$548,629	$261,705
Operating income	381,616	336,188	171,496
Net income	381,161	333,705	170,175

	December 31,
thousands	2015	2014
Consolidated Balance Sheets
Current assets	$156,180	$141,781
Property, plant and equipment, net	2,736,553	2,814,336
Other assets	43,713	48,799
Total assets	$2,936,446	$3,004,916
Current liabilities	78,116	95,102
Non-current liabilities	9,072	22,615
Equity	2,849,258	2,887,199
Total liabilities and equity	$2,936,446	$3,004,916